PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2021	2022

	(HK$ in thousands)
Gross carrying amount
Computers and equipment	109,989	105,426
Furniture and fixtures	64,507	71,226
Office equipment	64,822	65,927
Office building	28,239	35,227
Vehicle	635	1,985
Total of gross carrying amount	268,192	279,791

Less: accumulated depreciation
Computers and equipment	(29,852)	(47,641)
Furniture and fixtures	(23,828)	(37,414)
Office equipment	(35,860)	(44,907)
Office building	(2,291)	(3,223)
Vehicle	(604)	(769)
Total of accumulated depreciation	(92,435)	(133,954)
Property and equipment, net	175,757	145,837

Depreciation expenses on property and equipment which are included in research and development expenses, selling and marketing expenses and general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2020, 2021 and 2022 were HK$25,792 thousand, HK$34,118 thousand and HK$48,014 thousand, respectively.